Distribution Date:	07/12/24	CD 2017-CD3 Mortgage Trust
Determination Date:	07/08/24
Next Distribution Date:	08/12/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2017-CD3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.
Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com
Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Detail	5		Association
Exchangeable Certificate Factor Detail	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7		10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	K-Star Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16	Representations Reviewer
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	20		Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class	KKR Real Estate Credit Opportunity Partners Aggregator I L.P.
Specially Serviced Loan Detail - Part 2	24-25	Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12515GAA5	1.965000%	29,155,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12515GAB3	3.153000%	38,347,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12515GAC1	3.356000%	200,000,000.00	180,840,439.31	0.00	505,750.43	0.00	0.00	505,750.43	180,840,439.31	32.90%	30.00%
A-4	12515GAD9	3.631000%	589,293,000.00	589,293,000.00	0.00	1,783,102.40	0.00	0.00	1,783,102.40	589,293,000.00	32.90%	30.00%
A-AB	12515GAE7	3.453000%	54,788,000.00	27,684,124.37	886,338.61	79,661.07	0.00	0.00	965,999.68	26,797,785.76	32.90%	30.00%
A-S	12515GAF4	3.833000%	78,136,000.00	78,136,000.00	0.00	249,579.41	0.00	0.00	249,579.41	78,136,000.00	26.32%	24.00%
B	12515GAG2	3.984000%	61,857,000.00	61,857,000.00	0.00	205,365.24	0.00	0.00	205,365.24	61,857,000.00	21.11%	19.25%
C	12515GAH0	4.537171%	63,485,000.00	63,485,000.00	0.00	240,035.23	0.00	0.00	240,035.23	63,485,000.00	15.76%	14.38%
D	12515GAM9	3.250000%	76,508,000.00	76,508,000.00	0.00	198,811.24	0.00	0.00	198,811.24	76,508,000.00	9.32%	8.50%
E*	12515GAQ0	4.537171%	35,812,000.00	35,812,000.00	0.00	0.00	0.00	0.00	0.00	35,812,000.00	6.31%	5.75%
F	12515GAS6	4.537171%	14,651,000.00	14,651,000.00	0.00	0.00	0.00	0.00	0.00	14,651,000.00	5.07%	4.63%
G	12515GAU1	4.537171%	60,229,959.00	60,229,959.00	0.00	0.00	0.00	0.00	0.00	60,229,959.00	0.00%	0.00%
S	12515GBL0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12515GBM8	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
VRR Interest	N/A	4.537171%	25,222,199.00	23,018,790.96	17,166.60	78,764.80	0.00	0.00	95,931.40	23,001,624.36	0.00%	0.00%
Regular SubTotal			1,327,484,158.02	1,211,515,313.64	903,505.21	3,341,069.82	0.00	0.00	4,244,575.03	1,210,611,808.43

X-A	12515GAJ6	0.950551%	989,719,000.00	875,953,563.68	0.00	693,865.72	0.00	0.00	693,865.72	875,067,225.07
X-B	12515GAK3	0.553171%	61,857,000.00	61,857,000.00	0.00	28,514.57	0.00	0.00	28,514.57	61,857,000.00
X-D	12515GAV9	1.287171%	76,508,000.00	76,508,000.00	0.00	82,065.71	0.00	0.00	82,065.71	76,508,000.00
Notional SubTotal			1,128,084,000.00	1,014,318,563.68	0.00	804,446.00	0.00	0.00	804,446.00	1,013,432,225.07

Deal Distribution Total					903,505.21	4,145,515.82	0.00	0.00	5,049,021.03

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12515GAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12515GAB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12515GAC1	904.20219655	0.00000000	2.52875215	0.00000000	0.00000000	0.00000000	0.00000000	2.52875215	904.20219655
A-4	12515GAD9	1,000.00000000	0.00000000	3.02583333	0.00000000	0.00000000	0.00000000	0.00000000	3.02583333	1,000.00000000
A-AB	12515GAE7	505.29539991	16.17760477	1.45398755	0.00000000	0.00000000	0.00000000	0.00000000	17.63159232	489.11779514
A-S	12515GAF4	1,000.00000000	0.00000000	3.19416671	0.00000000	0.00000000	0.00000000	0.00000000	3.19416671	1,000.00000000
B	12515GAG2	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
C	12515GAH0	1,000.00000000	0.00000000	3.78097551	0.00000000	0.00000000	0.00000000	0.00000000	3.78097551	1,000.00000000
D	12515GAM9	1,000.00000000	0.00000000	2.59856799	0.10976538	0.88668558	0.00000000	0.00000000	2.59856799	1,000.00000000
E	12515GAQ0	1,000.00000000	0.00000000	0.00000000	3.78097565	43.67625908	0.00000000	0.00000000	0.00000000	1,000.00000000
F	12515GAS6	1,000.00000000	0.00000000	0.00000000	3.78097536	165.85987987	0.00000000	0.00000000	0.00000000	1,000.00000000
G	12515GAU1	1,000.00000000	0.00000000	0.00000000	3.78097551	196.61515426	0.00000000	0.00000000	0.00000000	1,000.00000000
S	12515GBL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12515GBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
VRR Interest	N/A	912.64012944	0.68061472	3.12283636	0.32783383	12.21277534	0.00000000	0.00000000	3.80345108	911.95951471

Notional Certificates
X-A	12515GAJ6	885.05279143	0.00000000	0.70107346	0.00000000	0.00000000	0.00000000	0.00000000	0.70107346	884.15724571
X-B	12515GAK3	1,000.00000000	0.00000000	0.46097564	0.00000000	0.00000000	0.00000000	0.00000000	0.46097564	1,000.00000000
X-D	12515GAV9	1,000.00000000	0.00000000	1.07264221	0.00000000	0.00000000	0.00000000	0.00000000	1.07264221	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	06/01/24 - 06/30/24	30	0.00	505,750.43	0.00	505,750.43	0.00	0.00	0.00	505,750.43	0.00
A-4	06/01/24 - 06/30/24	30	0.00	1,783,102.40	0.00	1,783,102.40	0.00	0.00	0.00	1,783,102.40	0.00
A-AB	06/01/24 - 06/30/24	30	0.00	79,661.07	0.00	79,661.07	0.00	0.00	0.00	79,661.07	0.00
X-A	06/01/24 - 06/30/24	30	0.00	693,865.72	0.00	693,865.72	0.00	0.00	0.00	693,865.72	0.00
X-B	06/01/24 - 06/30/24	30	0.00	28,514.57	0.00	28,514.57	0.00	0.00	0.00	28,514.57	0.00
X-D	06/01/24 - 06/30/24	30	0.00	82,065.71	0.00	82,065.71	0.00	0.00	0.00	82,065.71	0.00
A-S	06/01/24 - 06/30/24	30	0.00	249,579.41	0.00	249,579.41	0.00	0.00	0.00	249,579.41	0.00
B	06/01/24 - 06/30/24	30	0.00	205,365.24	0.00	205,365.24	0.00	0.00	0.00	205,365.24	0.00
C	06/01/24 - 06/30/24	30	0.00	240,035.23	0.00	240,035.23	0.00	0.00	0.00	240,035.23	0.00
D	06/01/24 - 06/30/24	30	59,280.06	207,209.17	0.00	207,209.17	8,397.93	0.00	0.00	198,811.24	67,838.54
E	06/01/24 - 06/30/24	30	1,423,348.25	135,404.30	0.00	135,404.30	135,404.30	0.00	0.00	0.00	1,564,134.19
F	06/01/24 - 06/30/24	30	2,365,673.47	55,395.07	0.00	55,395.07	55,395.07	0.00	0.00	0.00	2,430,013.10
G	06/01/24 - 06/30/24	30	11,570,646.34	227,728.00	0.00	227,728.00	227,728.00	0.00	0.00	0.00	11,842,122.68
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
VRR Interest	06/01/24 - 06/30/24	30	298,635.23	87,033.49	0.00	87,033.49	8,268.69	0.00	0.00	78,764.80	308,033.05
Totals			15,717,583.35	4,580,709.81	0.00	4,580,709.81	435,193.99	0.00	0.00	4,145,515.82	16,212,141.56

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
V-A (Cert)	12515GAY3	4.537171%	9,057,988.00	8,016,797.53	8,111.84	30,311.32	0.00	0.00	38,423.16	8,008,685.69
V-A (EC)	N/A	4.537171%	10,110,881.00	8,948,663.43	9,054.76	33,834.68	0.00	0.00	42,889.44	8,939,608.67
V-B (Cert)	12515GBA4	4.537171%	566,121.00	566,121.00	0.00	2,140.49	0.00	0.00	2,140.49	566,121.00
V-B (EC)	N/A	4.537171%	631,925.00	631,925.00	0.00	2,389.29	0.00	0.00	2,389.29	631,925.00
V-C (Cert)	12515GBC0	4.537171%	581,020.00	581,020.00	0.00	2,196.82	0.00	0.00	2,196.82	581,020.00
V-C (EC)	N/A	4.537171%	648,557.00	648,557.00	0.00	2,452.18	0.00	0.00	2,452.18	648,557.00
V-D (Cert)	12515GBE6	4.537171%	700,208.00	700,208.00	0.00	2,570.61	0.00	0.00	2,570.61	700,208.00
V-D (EC)	N/A	4.537171%	781,598.00	781,598.00	0.00	2,869.41	0.00	0.00	2,869.41	781,598.00
V-E (Cert)	12515GBG1	4.537171%	1,013,072.00	1,013,072.00	0.00	0.00	0.00	0.00	0.00	1,013,072.00
V-E (EC)	N/A	4.537171%	1,130,829.00	1,130,829.00	0.00	0.00	0.00	0.00	0.00	1,130,829.00
Regular Interest Total			25,222,199.00	23,018,790.96	17,166.60	78,764.80	0.00	0.00	95,931.40	23,001,624.36

Exchangeable Certificate Details
V-A	12515GAY3	4.537171%	9,057,988.00	16,965,460.96	17,166.60	64,146.00	0.00	0.00	81,312.60	16,948,294.36
V-B	12515GBA4	4.537171%	566,121.00	1,198,046.00	0.00	4,529.78	0.00	0.00	4,529.78	1,198,046.00
V-C	12515GBC0	4.537171%	581,020.00	1,229,577.00	0.00	4,649.00	0.00	0.00	4,649.00	1,229,577.00
V-D	12515GBE6	4.537171%	700,208.00	1,481,806.00	0.00	5,440.02	0.00	0.00	5,440.02	1,481,806.00
V-E	12515GBG1	4.537171%	1,013,072.00	2,143,901.00	0.00	0.00	0.00	0.00	0.00	2,143,901.00
V-2	12515GBH9	4.537171%	13,303,790.00	12,141,572.43	9,054.76	41,545.56	0.00	0.00	50,600.32	12,132,517.67
Exchangeable Certificates Total			25,222,199.00	35,160,363.39	26,221.36	120,310.36	0.00	0.00	146,531.72	35,134,142.03

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
V-A	12515GAY3	1,872.98337777	1.89518909	7.08170512	0.00000000	0.00000000	0.00000000	0.00000000	8.97689421	1,871.08818868
V-B	12515GBA4	2,116.23663492	0.00000000	8.00143432	0.00000000	0.00000000	0.00000000	0.00000000	8.00143432	2,116.23663492
V-C	12515GBC0	2,116.23868369	0.00000000	8.00144573	0.00000000	0.00000000	0.00000000	0.00000000	8.00144573	2,116.23868369
V-D	12515GBE6	2,116.23688961	0.00000000	7.76914860	0.23228812	1.87942726	0.00000000	0.00000000	7.76914860	2,116.23688961
V-E	12515GBG1	2,116.23754284	0.00000000	0.00000000	8.00144511	302.75938926	0.00000000	0.00000000	0.00000000	2,116.23754284
V-2	12515GBH9	912.64011458	0.68061507	3.12283642	0.32783365	12.21276869	0.00000000	0.00000000	3.80345150	911.95949951

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 30

	Additional Information
Total Available Distribution Amount (1)	5,049,021.03
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,594,214.12	Master Servicing Fee	5,893.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,947.02
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	504.80
ARD Interest	0.00	Operating Advisor Fee	2,159.17
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,594,214.12	Total Fees	13,504.31

Principal		Expenses/Reimbursements
Scheduled Principal	903,505.21	Reimbursement for Interest on Advances	216.79
Unscheduled Principal Collections		ASER Amount	407,877.92
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,099.28
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	903,505.21	Total Expenses/Reimbursements	435,193.99

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,145,515.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	903,505.21
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,049,021.03
Total Funds Collected	5,497,719.33	Total Funds Distributed	5,497,719.33

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,211,515,313.96	1,211,515,313.96	Beginning Certificate Balance	1,211,515,313.64
(-) Scheduled Principal Collections	903,505.21	903,505.21	(-) Principal Distributions	903,505.21
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,210,611,808.75	1,210,611,808.75	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,211,724,114.19	1,211,724,114.19	Ending Certificate Balance	1,210,611,808.43
Ending Actual Collateral Balance	1,210,666,092.05	1,210,666,092.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.32)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.32)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.54%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP	Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP
4,999,999 or less	8	31,730,934.21	2.62%	29	4.8204	1.622634	1.35 or less	14	403,811,362.92	33.36%	29	4.7441	0.946983
5,000,000 to 9,999,999	13	91,008,075.95	7.52%	29	4.8938	1.961027	1.36 to 1.50	9	142,378,062.75	11.76%	30	4.8117	1.426838
10,000,000 to 19,999,999	3	37,530,397.49	3.10%	29	4.4522	1.775631	1.51 to 1.65	2	33,688,686.35	2.78%	28	4.2202	1.601630
20,000,000 to 29,999,999	15	387,147,767.09	31.98%	29	4.5964	1.367828	1.66 to 1.80	9	153,427,906.22	12.67%	28	4.3589	1.748562
30,000,000 to 39,999,999	9	314,706,137.93	26.00%	26	4.5827	1.549336	1.81 to 2.00	7	118,242,886.50	9.77%	20	4.7591	1.904668
40,000,000 to 49,999,999	2	80,000,000.00	6.61%	29	4.0327	2.395000	2.01 to 3.00	8	152,572,329.24	12.60%	29	4.1959	2.204692
50,000,000 to 59,999,999	2	105,000,000.00	8.67%	30	4.2498	2.647619	3.01 or greater	5	191,002,078.69	15.78%	30	4.2889	3.107807
60,000,000 or greater	2	148,000,000.00	12.23%	29	4.5803	1.889459	Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720
Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP
							Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP
Arizona	1	5,976,684.37	0.49%	29	4.9100	2.190000
							Industrial	2	24,290,357.07	2.01%	29	4.8482	0.770228
California	9	265,208,328.13	21.91%	30	4.4032	1.911614
							Lodging	13	195,262,082.92	16.13%	28	4.5699	2.293795
Colorado	4	45,618,919.10	3.77%	30	5.0030	1.317284
							Mixed Use	4	160,954,738.03	13.30%	29	3.9766	1.819508
Delaware	1	23,121,255.82	1.91%	30	5.2800	1.430000
							Office	17	682,180,066.02	56.35%	28	4.6727	1.662726
Florida	3	18,745,300.10	1.55%	29	5.1431	2.124749
							Other	1	5,300,000.00	0.44%	29	4.8200	2.310000
Georgia	2	27,860,964.99	2.30%	29	4.7136	0.740699
							Retail	14	335,672,370.02	27.73%	29	4.3535	1.509922
Hawaii	1	60,000,000.00	4.96%	28	4.1995	3.150000
							Self Storage	1	5,002,078.69	0.41%	30	4.7500	3.650000
Illinois	2	101,678,344.17	8.40%	14	4.6218	1.893344
							Totals	54	1,210,611,808.75	100.00%	28	4.5503	1.724720
Indiana	3	28,410,837.77	2.35%	29	5.1600	1.760000

Kansas	1	55,000,000.00	4.54%	31	4.6400	3.100000

Massachusetts	2	6,688,959.31	0.55%	29	4.9723	1.436481

Nevada	1	38,465,255.79	3.18%	29	4.9200	1.270000

New Jersey	1	5,300,000.00	0.44%	29	4.8200	2.310000

New Mexico	1	4,500,000.00	0.37%	28	4.3890	1.720000

New York	7	559,000,000.00	46.17%	29	4.2642	1.474195

North Carolina	1	20,234,733.62	1.67%	30	5.0200	1.280000

Pennsylvania	1	8,471,745.25	0.70%	28	4.4900	1.770000

South Carolina	2	23,432,646.23	1.94%	28	4.9371	1.855711

Tennessee	2	18,226,283.57	1.51%	28	4.4300	1.320000

Texas	3	20,537,192.32	1.70%	30	5.2009	1.680112

Virginia	1	28,584,648.15	2.36%	30	5.0000	1.890000

Washington	2	6,475,000.00	0.53%	29	4.7400	2.210000

Wisconsin	1	37,124,594.06	3.07%	29	4.8900	1.120000

Totals	54	1,210,611,808.75	100.00%	28	4.5503	1.724720

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP	Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP
	4.00% or less	2	75,000,000.00	6.20%	29	3.8206	2.150000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.5%	17	416,002,976.60	34.36%	29	4.1743	1.988203	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	24	564,194,382.41	46.60%	28	4.7623	1.509973	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	11	139,925,953.66	11.56%	30	5.1740	1.591611	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720	49 months or greater	54	1,195,123,312.67	98.72%	28	4.5467	1.726160
								Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP	Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP
	60 months or less	54	1,195,123,312.67	98.72%	28	4.5467	1.726160	Interest Only	21	661,775,000.00	54.66%	29	4.3372	1.844989
61 months to 102 months		0	0.00	0.00%	0	0.0000	0.000000	238 months or less	7	47,531,136.36	3.93%	29	4.9185	2.063529
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	239 months to 299 months	26	485,817,176.31	40.13%	27	4.7957	1.531285
	Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	15,488,496.08	1.28%	30	4.8317	NAP			No outstanding loans in this group
Underwriter's Information		10	237,095,127.49	19.58%	29	4.3232	2.101756
	12 months or less	41	892,688,017.47	73.74%	28	4.6179	1.719268
	13 months to 24 months	3	65,340,167.71	5.40%	29	4.3853	0.457422
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	1,210,611,808.75	100.00%	28	4.5503	1.724720
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A4B	30312100	RT	New York	NY	Actual/360	4.005%	33,379.17	0.00	0.00	N/A	11/06/26	--	10,000,000.00	10,000,000.00	09/06/20
1A5	30312101	RT	New York	NY	Actual/360	4.005%	133,516.67	0.00	0.00	N/A	11/06/26	--	40,000,000.00	40,000,000.00	09/06/20
1A7	30312102	RT	New York	NY	Actual/360	4.005%	83,447.92	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
1A8	30312103	RT	New York	NY	Actual/360	4.005%	83,447.92	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	09/06/20
2	30312122	OF	New York	NY	Actual/360	4.840%	354,933.33	0.00	0.00	N/A	01/06/27	--	88,000,000.00	88,000,000.00	07/06/24
3A1C1	30312105	MU	New York	NY	Actual/360	3.821%	159,191.67	0.00	0.00	N/A	12/06/26	--	50,000,000.00	50,000,000.00	07/06/24
3A1C2	30312106	MU	New York	NY	Actual/360	3.821%	79,595.83	0.00	0.00	N/A	12/06/26	--	25,000,000.00	25,000,000.00	07/06/24
4A1	30312139	OF	Santa Monica	CA	Actual/360	4.060%	135,333.33	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	07/01/24
4A2	30312160	OF	Santa Monica	CA	Actual/360	4.060%	104,883.33	0.00	0.00	N/A	01/01/27	--	31,000,000.00	31,000,000.00	07/01/24
5A32	30312110	OF	Chicago	IL	Actual/360	4.610%	124,915.19	0.00	0.00	N/A	08/06/25	08/06/27	32,515,885.43	32,515,885.43	07/06/24
5A41	30312111	OF	Chicago	IL	Actual/360	4.610%	124,915.19	0.00	0.00	N/A	08/06/25	08/06/27	32,515,885.43	32,515,885.43	07/06/24
6A1	30312143	OF	Sunnyvale	CA	Actual/360	4.550%	146,209.68	54,854.47	0.00	N/A	01/06/27	--	38,562,514.62	38,507,660.15	07/06/24
6A3	30312145	OF	Sunnyvale	CA	Actual/360	4.550%	109,657.26	41,140.86	0.00	N/A	01/06/27	--	28,921,885.96	28,880,745.10	07/06/24
7A1	30312118	OF	Brooklyn	NY	Actual/360	4.730%	149,783.33	0.00	0.00	N/A	01/06/27	--	38,000,000.00	38,000,000.00	06/06/24
7A3	30312120	OF	Brooklyn	NY	Actual/360	4.730%	114,308.33	0.00	0.00	N/A	01/06/27	--	29,000,000.00	29,000,000.00	06/06/24
8	30312107	LO	Honolulu	HI	Actual/360	4.199%	209,975.00	0.00	0.00	N/A	11/01/26	--	60,000,000.00	60,000,000.00	07/01/24
9	30298161	OF	Olathe	KS	Actual/360	4.640%	212,666.67	0.00	0.00	02/06/27	11/06/31	--	55,000,000.00	55,000,000.00	07/06/24
10	30312113	LO	Los Angeles	CA	Actual/360	4.250%	124,503.92	77,191.44	0.00	N/A	11/06/26	--	35,154,048.51	35,076,857.07	07/06/24
11	30312154	RT	Las Vegas	NV	Actual/360	4.920%	157,932.41	54,844.80	0.00	N/A	12/06/26	--	38,520,100.59	38,465,255.79	07/06/24
12	30312116	OF	West Allis	WI	Actual/360	4.890%	151,529.33	60,518.30	0.00	N/A	12/06/26	--	37,185,112.36	37,124,594.06	07/06/24
13	30312134	LO	Various	IN	Actual/360	5.160%	122,401.86	54,710.31	0.00	N/A	12/06/26	--	28,465,548.08	28,410,837.77	07/06/24
14	30312129	OF	Aurora	CO	Actual/360	5.090%	119,264.05	54,283.30	0.00	N/A	01/06/27	--	28,117,262.16	28,062,978.86	06/06/24
15	30298032	OF	New York	NY	Actual/360	4.500%	118,125.00	0.00	0.00	N/A	01/06/27	--	31,500,000.00	31,500,000.00	03/06/23
16	30312138	OF	Leesburg	VA	Actual/360	5.000%	119,269.39	40,005.59	0.00	N/A	01/06/27	--	28,624,653.74	28,584,648.15	07/06/24
17	30297940	MU	New York	NY	Actual/360	4.127%	98,004.38	0.00	0.00	N/A	11/06/26	--	28,500,000.00	28,500,000.00	11/06/23
18	30312123	RT	San Francisco	CA	Actual/360	4.810%	114,237.50	0.00	0.00	N/A	01/01/27	--	28,500,000.00	28,500,000.00	03/01/23
19	30312112	LO	Various	Various	Actual/360	4.430%	87,448.05	50,748.96	0.00	N/A	11/06/26	--	23,687,959.66	23,637,210.70	07/06/24
20	30312130	OF	Newark	DE	Actual/360	5.280%	101,925.00	43,516.62	0.00	N/A	01/06/27	--	23,164,772.44	23,121,255.82	07/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
21	30312104	MU	New York	NY	Actual/360	4.050%	84,375.00	0.00	0.00	N/A	11/06/26	--	25,000,000.00	25,000,000.00	07/06/24
22	30312127	IN	Atlanta	GA	Actual/360	4.870%	82,184.07	35,338.57	0.00	N/A	12/06/26	--	20,250,695.64	20,215,357.07	07/06/24
23	30312142	RT	Charlotte	NC	Actual/360	5.020%	84,766.70	28,222.67	0.00	N/A	01/06/27	--	20,262,956.29	20,234,733.62	07/06/24
25	30312140	RT	Los Angeles	CA	Actual/360	4.452%	59,360.00	0.00	0.00	N/A	12/06/26	--	16,000,000.00	16,000,000.00	07/06/24
27A2A	30312108	LO	Hilton Head Island	SC	Actual/360	4.920%	16,740.84	12,256.09	0.00	N/A	10/06/26	--	4,083,130.84	4,070,874.75	07/06/24
27A3B	30312109	LO	Hilton Head Island	SC	Actual/360	4.920%	33,481.68	24,512.17	0.00	N/A	10/06/26	--	8,166,262.67	8,141,750.50	07/06/24
28	30312159	OF	Lakewood	CO	Actual/360	4.840%	46,599.67	23,239.21	0.00	N/A	12/06/26	--	11,553,636.70	11,530,397.49	07/06/24
30	30312151	IN	Vance	AL	Actual/360	4.680%	46,161.21	19,811.93	0.00	N/A	01/06/27	--	11,836,206.89	11,816,394.96	07/06/24
31	30312135	LO	Delray Beach	FL	Actual/360	5.460%	39,894.95	24,333.66	0.00	N/A	01/06/27	--	8,768,121.46	8,743,787.80	07/06/24
32	30312131	LO	Pittsburgh	PA	Actual/360	4.490%	31,797.62	26,505.21	0.00	N/A	11/06/26	--	8,498,250.46	8,471,745.25	07/06/24
33	30312149	RT	Lindsay	CA	Actual/360	4.710%	34,153.48	12,837.65	0.00	N/A	12/06/26	--	8,701,524.00	8,688,686.35	07/06/24
34	30312128	MU	Houston	TX	Actual/360	5.250%	32,707.34	21,224.95	0.00	N/A	01/06/27	--	7,475,962.98	7,454,738.03	07/06/24
35	30297853	RT	Suwanee	GA	Actual/360	4.300%	27,456.64	16,710.64	0.00	N/A	11/06/26	--	7,662,318.56	7,645,607.92	07/06/24
36	30312136	OF	Irving	TX	Actual/360	5.230%	33,807.44	14,677.53	0.00	N/A	01/06/27	--	7,756,964.11	7,742,286.58	07/06/24
38	30312097	LO	Surprise	AZ	Actual/360	4.910%	24,527.29	17,765.87	0.00	N/A	12/06/26	--	5,994,450.24	5,976,684.37	07/06/24
39	30312096	OF	Fort Collins	CO	Actual/360	4.910%	24,703.44	11,958.65	0.00	N/A	01/06/27	--	6,037,501.40	6,025,542.75	07/06/24
41	30312125	Various Bellevue		WA	Actual/360	4.740%	25,576.25	0.00	0.00	N/A	12/06/26	--	6,475,000.00	6,475,000.00	07/06/24
42	30312132	OF	Porterville	CA	Actual/360	4.160%	16,276.76	23,662.13	0.00	N/A	12/06/26	--	4,695,217.79	4,671,555.66	07/06/24
43	30312155	RT	Spring	TX	Actual/360	5.090%	22,695.27	10,387.19	0.00	N/A	12/06/26	--	5,350,554.90	5,340,167.71	07/06/24
44	30312150	SS	Riverside	CA	Actual/360	4.750%	19,840.09	10,154.63	0.00	N/A	01/06/27	--	5,012,233.32	5,002,078.69	07/06/24
45	30312124	98	Clifton	NJ	Actual/360	4.820%	21,288.33	0.00	0.00	N/A	12/01/26	--	5,300,000.00	5,300,000.00	07/01/24
46	30312137	LO	Cocoa	FL	Actual/360	5.380%	20,619.30	8,515.42	0.00	N/A	01/06/27	--	4,599,100.59	4,590,585.17	07/06/24
47	30312156	RT	Albuquerque	NM	Actual/360	4.389%	16,458.75	0.00	0.00	N/A	11/06/26	--	4,500,000.00	4,500,000.00	02/06/24
48	30312126	RT	Chicago	IL	Actual/360	4.900%	16,894.43	6,722.91	0.00	N/A	12/06/26	--	4,137,410.79	4,130,687.88	07/06/24
49	30312133	RT	Holbrook	MA	Actual/360	4.850%	14,347.02	7,130.04	0.00	N/A	12/06/26	--	3,549,778.49	3,542,648.45	07/06/24
50	30312141	SS	Metuchen	NJ	Actual/360	5.320%	16,306.05	5,955.84	0.00	N/A	01/06/27	--	3,678,056.96	3,672,101.12	07/06/24
51	30312157	RT	Dorchester	MA	Actual/360	5.110%	13,419.02	4,926.28	0.00	N/A	01/06/27	--	3,151,237.14	3,146,310.86	07/06/24
52	30312158	RT	Walterboro	SC	Actual/360	5.050%	12,974.77	4,841.32	0.00	N/A	02/06/27	--	3,083,112.76	3,078,271.44	07/06/24
Totals							4,594,214.12	903,505.21	0.00				1,211,515,313.96	1,210,611,808.75
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A4B	0.00	0.00	--	--	07/08/24	9,248,228.36	1,257,688.77	2,461.22	327,781.45	0.00	0.00
1A5	0.00	0.00	--	--	07/08/24	36,992,913.42	5,030,755.07	9,844.87	1,311,125.21	0.00	0.00
1A7	0.00	0.00	--	--	07/08/24	23,120,570.89	3,142,741.85	6,153.05	820,933.25	0.00	0.00
1A8	0.00	0.00	--	--	07/08/24	23,120,570.89	3,124,842.95	6,153.05	838,832.15	0.00	0.00
2	5,378,765.98	1,208,540.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C1	21,957,538.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1C2	21,957,538.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	8,793,713.09	2,554,019.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	8,793,713.09	2,554,019.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A32	30,694,288.00	12,309,172.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5A41	30,694,288.00	12,309,172.27	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A1	15,949,241.36	4,038,293.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6A3	15,949,241.36	4,038,293.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	8,043,586.04	2,039,622.99	01/01/24	03/31/24	--	0.00	0.00	149,625.00	149,625.00	0.00	0.00
7A3	8,043,586.04	2,039,622.99	01/01/24	03/31/24	--	0.00	0.00	114,187.50	114,187.50	0.00	0.00
8	191,812,810.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	11,654,941.36	11,654,941.36	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,774,200.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,700,101.97	854,357.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	6,146,439.22	1,458,869.79	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,206,924.66	0.00	--	--	--	0.00	0.00	173,430.19	173,430.19	0.00	0.00
15	14,757.60	0.00	--	--	03/06/24	7,875,000.00	148,475.48	88,303.16	1,770,889.47	104,555.00	0.00
16	3,639,282.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	8,326,439.70	0.00	--	--	04/08/24	7,125,000.00	74,229.94	73,285.97	718,643.64	0.00	0.00
18	86,613.47	0.00	--	--	05/08/23	11,386,953.60	721,057.36	68,349.64	1,135,274.32	0.00	0.00
19	0.00	638,280.34	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,811,753.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
21	17,110,354.19	3,528,142.72	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	829,127.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,591,431.87	440,635.94	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,529,433.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2A	15,510,665.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27A3B	15,510,665.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	858,675.10	286,086.23	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,198,455.05	606,435.69	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,347,792.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	960,129.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,167,058.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	770,888.99	801,861.75	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	656,498.98	297,548.15	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	1,463.08	0.00
38	1,299,120.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	402,452.13	125,204.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	987,770.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,325,086.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	597,074.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	749,277.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	345,975.93	0.00	--	--	--	0.00	0.00	16,412.55	82,748.00	0.00	0.00
48	443,261.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	375,301.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	237,131.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	477,233,394.72	63,783,120.99				118,869,237.16	13,499,791.42	708,206.21	7,443,470.18	106,018.08	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/12/24	0	0.00	0	0.00	8	193,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.550344%	4.536970%	28
06/12/24	0	0.00	1	28,117,262.16	8	193,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.550547%	4.537171%	29
05/10/24	0	0.00	1	4,500,000.00	7	188,500,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.550731%	4.537354%	30
04/12/24	2	32,721,192.91	0	0.00	7	188,500,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.550931%	4.537552%	31
03/12/24	0	0.00	0	0.00	7	188,500,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551114%	4.537733%	32
02/12/24	2	65,031,770.86	2	56,828,221.42	6	160,000,000.00	2	60,000,000.00	0	0.00	2	65,031,770.86	0	0.00	0	0.00	4.551328%	4.537945%	33
01/12/24	3	65,640,098.78	0	0.00	6	160,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551503%	4.538119%	34
12/12/23	0	0.00	1	5,409,710.25	6	160,000,000.00	2	60,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551687%	4.538301%	35
11/10/23	4	99,060,594.89	0	0.00	7	168,677,877.48	1	31,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.551887%	4.538499%	36
10/13/23	0	0.00	0	0.00	7	188,500,000.00	0	0.00	0	0.00	1	28,527,600.04	0	0.00	1	11,620,301.33	4.552068%	4.538680%	37
09/12/23	0	0.00	1	28,500,000.00	6	160,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558579%	4.544727%	38
08/11/23	1	28,500,000.00	0	0.00	7	165,448,304.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.558763%	4.544908%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A4B	30312100	09/06/20	45	6	2,461.22	327,781.45	0.00	10,000,000.00	12/24/19	7
1A5	30312101	09/06/20	45	6	9,844.87	1,311,125.21	0.00	40,000,000.00	12/24/19	2
1A7	30312102	09/06/20	45	6	6,153.05	820,933.25	0.00	25,000,000.00	12/24/19	2
1A8	30312103	09/06/20	45	6	6,153.05	838,832.15	0.00	25,000,000.00	12/24/19	2
7A1	30312118	06/06/24	0	B	149,625.00	149,625.00	6,500.00	38,000,000.00
7A3	30312120	06/06/24	0	B	114,187.50	114,187.50	0.00	29,000,000.00
14	30312129	06/06/24	0	B	173,430.19	173,430.19	500.00	28,117,262.16	12/19/23	2
15	30298032	03/06/23	15	6	88,303.16	1,770,889.47	208,853.84	31,500,000.00	06/08/23	2		09/18/23
17	30297940	11/06/23	7	6	73,285.97	718,643.64	0.00	28,500,000.00	09/06/23	98
18	30312123	03/01/23	15	6	68,349.64	1,135,274.32	92,183.14	28,500,000.00	04/15/21	2		02/18/22
47	30312156	02/06/24	4	6	16,412.55	82,748.00	500.00	4,500,000.00	05/09/24	9
Totals					708,206.21	7,443,470.18	308,536.98	288,117,262.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		1,090,580,038	897,580,038	133,000,000		60,000,000
37 - 48 Months		65,031,771	65,031,771		0	0
49 - 60 Months		0	0		0	0
> 60 Months		55,000,000	55,000,000		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	1,210,611,809	1,017,611,809	0	0	133,000,000	60,000,000
Jun-24	1,211,515,314	990,398,052	0	28,117,262	133,000,000	60,000,000
May-24	1,212,349,598	1,019,349,598	0	4,500,000	128,500,000	60,000,000
Apr-24	1,213,246,099	992,024,906	32,721,193	0	128,500,000	60,000,000
Mar-24	1,214,073,175	1,025,573,175	0	0	128,500,000	60,000,000
Feb-24	1,215,028,666	933,168,674	65,031,771	56,828,221	100,000,000	60,000,000
Jan-24	1,215,747,205	990,107,106	65,640,099	0	100,000,000	60,000,000
Dec-23	1,216,664,555	1,051,254,845	0	5,409,710	100,000,000	60,000,000
Nov-23	1,217,652,683	949,914,210	99,060,595	0	137,177,877	31,500,000
Oct-23	1,218,562,142	1,030,062,142	0	0	188,500,000	0
Sep-23	1,231,183,872	1,042,683,872	0	28,500,000	160,000,000	0
Aug-23	1,232,104,637	1,038,156,333	28,500,000	0	165,448,304	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A4B	30312100	10,000,000.00	10,000,000.00	90,000,000.00	03/01/24	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
1A5	30312101	40,000,000.00	40,000,000.00	90,000,000.00	03/01/24	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
1A7	30312102	25,000,000.00	25,000,000.00	90,000,000.00	03/01/24	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
1A8	30312103	25,000,000.00	25,000,000.00	90,000,000.00	03/01/24	21,502,001.00	1.75000	08/31/16	11/06/26	I/O
14	30312129	28,062,978.86	28,117,262.16	51,600,000.00	10/13/16	3,296,029.97	1.38000	09/30/16	01/06/27	269
15	30298032	31,500,000.00	31,500,000.00	61,000,000.00	10/16/16	(100,658.40)	(0.07000)	06/30/23	01/06/27	I/O
17	30297940	28,500,000.00	28,500,000.00	440,000,000.00	10/01/16	7,757,922.70	0.86000	06/30/23	11/06/26	I/O
18	30312123	28,500,000.00	28,500,000.00	21,900,000.00	02/27/23	86,613.47	0.06000	12/31/23	01/01/27	I/O
47	30312156	4,500,000.00	4,500,000.00	7,000,000.00	09/09/16	343,498.93	1.72000	12/31/23	11/06/26	I/O
51	30312157	3,146,310.86	3,146,310.86	5,230,000.00	10/26/16	312,498.00	1.41000	--	01/06/27	270
Totals		224,209,289.72	224,263,573.02	946,730,000.00		97,703,908.67

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A4B	30312100	RT	NY	12/24/19	7

7/8/2024 - The loan transferred to special servicing on 12/24/2019 due to imminent monetary default. The collateral consists of a 248,457 sf (8-unit) retail condo located at 229 W. 43rd Street (Times Square), The Lender was the successful bidder

	at the foreclosure sale on May 29, 2024. SS anticipates it will take up to 6 weeks to receive deed transfer with the court. CBRE will be engaged as PM and leasing & listing brokers.

1A5	30312101	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A7	30312102	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

1A8	30312103	RT	NY	12/24/19	2
	Loan Transferred to Special Servicing 12-24-19 due to Imminent Monetary Default.

14	30312129	OF	CO	12/19/23	2

7/8/2024 - The Loan transferred to special servicing effective 12/19/2023. The loan is currently paid to 7/6/2024, though operating expense shortfalls are occurring. The property is experiencing increased vacancy and decreased cash flow (due to

	loss of a large tenant). Cash management has been implemented. PNA has been executed and legal counsel engaged. Borrower has proposed a modification. Lender is finalizing its response.

15	30298032	OF	NY	06/08/23	2

7/8/2024 - The Loan transferred to special servicing effective 6/9/2023 for payment default and is currently due for the 4/6/2023 payment. Legal counsel has been engaged and the debt formally demanded. Foreclosure filed 9/18/23 with motion for receiver to follow. A PNA was sent to Borrower but not executed. An amended foreclosure complaint was filed 12/14/2023 to address a significant mechanic''s lien. Special servicer seeking default judgment in foreclosure while discussions

	with Borrower continue . Borrower currently marketing the asset for sale.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
17	30297940	MU	NY	09/06/23	98

7/8/2024 - Loan transferred to special servicing on September 6, 2023. The Special Servicer has sent a hello letter and a pre-negotiation letter. On February 15, 2024, the Court entered the Order Appointing Colliers as Receiver.

18	30312123	RT	CA	04/15/21	2

7/8/2024 - Loan transferred to special servicing on 4/15/2021 due to Imminent Default. The Loan is paid through March 2023. The Loan is collateralized by a 9,287 square foot, two-story retail storefront Property located at 166 Geary in San

Franci sco, CA. The Property is 42% occupied by one tenant on the second floor of the collateral. Special Servicer is dual tracking this Loan with a receiver in place since July 2022. Colliers is leasing the property for the Receiver. Make-ready updates to t he two vacant spaces were completed and property management is evaluating other potential needs at the property. Noteholder is evaluating resolution options.

47	30312156	RT	NM	05/09/24	9

7/8/2024 - The Loan transferred to special servicing effective 5/13/2024 due to payment default associated with the implementation of cash management. The Loan is in the process of being returned to the master servicer as a transfer in error.

Property is a 16,510 sf single-tenant building in Albuquerque, NM that was a build-to-suit by Walgreens. Walgreens lease expires in August 2033. A cash sweep trigger occurred due to the ratings downgrade for Walgreens from Moody''s, but the

Borrower has not co operated with the implementation of cash management. Walgreens remains in occupancy.

51	30312157	RT	MA	03/16/23	8
Special Servicer comments are not available for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5A32	30312110	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
5A41	30312111	0.00	4.61000%	0.00	4.61000%	8	12/27/23	12/06/23	01/18/24
14	30312129	0.00	5.09000%	0.00	5.09000%	8	02/28/23	08/21/23	09/26/23
17	30297940	28,500,000.00	4.12650%	28,500,000.00	4.12650%	8	07/02/20	07/02/20	08/04/20
19	30312112	25,897,261.98	4.43000%	25,897,261.98	4.43000%	8	06/02/20	06/05/20	06/04/20
31	30312135	9,826,323.09	5.46000%	9,826,323.09	5.46000%	10	04/23/20	05/06/20	04/27/20
31	30312135	0.00	5.46000%	9,612,791.15	5.46000%	8	04/21/21	03/25/21	04/21/21
Totals		64,223,585.07		64,223,585.07
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A4B	0.00	0.00	2,083.33	0.00	0.00	30,831.28	0.00	0.00	0.00	0.00	0.00	0.00
1A5	0.00	0.00	8,333.33	0.00	0.00	123,325.13	0.00	0.00	0.00	0.00	0.00	0.00
1A7	0.00	0.00	5,208.33	0.00	0.00	77,078.20	0.00	0.00	0.00	0.00	0.00	0.00
1A8	0.00	0.00	5,208.33	0.00	0.00	77,078.20	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	87.33	0.00	0.00	0.00
14	0.00	0.00	(12,171.54)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	6,562.50	0.00	0.00	29,498.44	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,937.50	0.00	0.00	24,471.41	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	5,937.50	0.00	0.00	45,595.26	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	55.46	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	82.28	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(8.28)	0.00	0.00	0.00
Total	0.00	0.00	27,099.28	0.00	0.00	407,877.92	0.00	0.00	216.79	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		435,193.99

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30